Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 15,675	$ 10,352
Preferred Stock, Par value per share (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares authorized	100,000,000	100,000,000
Preferred Stock, Shares issued	0	0
Preferred Stock, Shares outstanding	0	0
Common Stock, Par value per share (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares authorized	300,000,000	300,000,000
Common Stock, Shares issued	71,817,430	62,134,894
Common Stock, Shares outstanding	71,409,015	62,100,159
Treasury stock, at cost (shares)	408,415	34,735